Financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	3 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	30 June 2026	31 December 2025
Equity securities	2,647	2,607
Debt securities [1]	56,765	50,817
Loans and advances [1]	3,631	3,238
	63,043	56,662
[1] Debt securities include an amount of EUR -17 million (31 December 2025: EUR -15 million) and the Loans and advances includes EUR -1 million (31
December 2025: EUR -6 million) of Loan loss provisions.
Exposure to equity securities

Equity securities at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Investment in Bank of Beijing	1,740	1,838	0	98
Investment in Van Lanschot Kempen	580	462	26	12
Other Investments	327	307	14	6
	2,647	2,607	41	116
As at 30 June 2026 ING holds approximately 13% (31 December 2025: 13%) of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. The stake in Bank of Beijing is part of the Corporate Line. As per regulatory requirements set by the China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% of the shares, is required to supply additional capital when necessary. No request for additional capital was received in the first six months of 2026 (2025: nil).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	2,607	2,562	54,055	43,827	56,662	46,389
Additions	1	395	28,504	42,899	28,505	43,294
Amortisation			28	75	28	75
Transfers and reclassifications		10				10
Changes in unrealised revaluations [2]	-60	-156	19	322	-41	166
Impairments			-10	-10	-10	-10
Reversals of impairments			8	7	8	7
Disposals and redemptions	-1	-7	-22,453	-33,124	-22,454	-33,131
Exchange rate differences	107	-178	245	-1,088	352	-1,267
Other changes	-7	-19		1,148	-7	1,128
Closing balance	2,647	2,607	60,395	54,055	63,043	56,662
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss.
Reference is made to Note 10 'Equity'  for details on the changes in revaluation reserve.
FVOCI equity securities
Exchange rate differences of EUR 107 million (31 December 2025: EUR -178 million) are mainly related to the stake in Bank of Beijing following the appreciation of CNY versus EUR. In the first six months of 2026, changes in unrealised revaluations of equity securities are mainly related to a revaluation of the stake in Bank of Beijing of
EUR -206 million (31 December 2025: EUR -225 million) and Van Lanschot Kempen of EUR 125 million (31
December 2025: EUR 61 million) following a change in the share price.